Expense Example - AMERICAN CENTURY INTERNATIONAL BOND FUNDS - EMERGING MARKETS DEBT FUND	Mar. 01, 2026 USD ($)
EMERGING MARKETS DEBT FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	1,131
EMERGING MARKETS DEBT FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	456
Expense Example, with Redemption, 10 Years	1,014
EMERGING MARKETS DEBT FUND Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	895
EMERGING MARKETS DEBT FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	564
Expense Example, with Redemption, 3 Years	805
Expense Example, with Redemption, 5 Years	1,065
Expense Example, with Redemption, 10 Years	1,806
EMERGING MARKETS DEBT FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	195
Expense Example, with Redemption, 3 Years	604
Expense Example, with Redemption, 5 Years	1,038
Expense Example, with Redemption, 10 Years	2,046
EMERGING MARKETS DEBT FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	777
Expense Example, with Redemption, 10 Years	1,701
EMERGING MARKETS DEBT FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	895
EMERGING MARKETS DEBT FUND R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	374
Expense Example, with Redemption, 10 Years	835
EMERGING MARKETS DEBT FUND G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	$ 39